Other Liabilities (Details Narrative) (10 Q) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities [Abstract]
Other current liabilities	$ 3,205,282	$ 299,439	$ 1,250,000